Discontinued Operations - Financial information of discontinued operations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Other receivable		$ 135
Total assets of discontinued operations		135
Accounts payable and accrued liabilities	315,088	304,259
Loans payable to related parties (see note 8)	41,411	40,810
Total liabilities of discontinued operations	$ 356,499	$ 345,069